Voya High Yield Portfolio Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class ADV
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	3.29%	5.18%
Performance Inception Date		May 22, 2006
Class ADV | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class ADV | ICE BofA U.S. High Yield Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.50%	4.50%	6.45%
Class ADV | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.62%	4.50%	6.52%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			8.80%	3.92%	5.82%
Performance Inception Date		Apr. 29, 2005
Class I | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class I | ICE BofA U.S. High Yield Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.50%	4.50%	6.45%
Class I | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.62%	4.50%	6.52%
Class S
Prospectus [Line Items]
Average Annual Return, Percent			8.41%	3.66%	5.55%
Performance Inception Date		May 03, 2004
Class S | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S | ICE BofA U.S. High Yield Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.50%	4.50%	6.45%
Class S | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.62%	4.50%	6.52%
Class S2
Prospectus [Line Items]
Average Annual Return, Percent			8.25%	3.50%	5.39%
Performance Inception Date		Dec. 29, 2006
Class S2 | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.30%	(0.36%)	2.01%
Class S2 | ICE BofA U.S. High Yield Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		8.50%	4.50%	6.45%
Class S2 | Bloomberg High Yield Bond - 2% Issuer Constrained Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.62%	4.50%	6.52%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Effective June 16, 2025, the Investment Adviser changed the secondary benchmark from the Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index because the ICE BofA U.S. High Yield Index is considered by the Sub-Adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.